The basic and diluted income per common stock is calculated as follows: (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Class A Subject to Redemption [Member]
Class of Stock [Line Items]
Net income allocable to Class A common stock subject to possible redemption	$ (429,046)	$ 3,530,981	$ 2,287,263	$ 1,534,917
Basic weighted average shares outstanding	1,848,503	10,326,000	10,326,000	9,582,767
Basic net income per common stock	$ (0.23)	$ 0.34	$ 0.22	$ 0.16
Earnings Per Share, Diluted	$ (0.23)	$ 0.34	0.22	0.16
Common Share Not Subject Redemption [Member]
Class of Stock [Line Items]
Basic weighted average shares outstanding	2,684,760	2,684,760
Basic net income per common stock	$ (0.23)	$ 0.34	0.22	0.16
Earnings Per Share, Diluted	$ (0.23)	$ 0.34	$ 0.22	$ 0.16
Net (loss) income allocable to non-redeemable common stock	$ (623,146)	$ 918,055	$ 578,954	$ 430,031
Weighted average number of shares outstanding, basic	2,684,760	2,684,760	2,613,724	2,684,760
Weighted Average Number of Diluted Shares Outstanding One	2,684,760	2,684,760	2,613,724	2,684,760